Preferred Stock (Schedule Of Common Warrants) (Detail) (USD $)		12 Months Ended
	Aug. 31, 2012	Dec. 31, 2013 Common Warrant [Member] Number
Class of Warrant or Right [Line Items]
Fair value assumptions method used		Monte Carlo simulation method
Stock price of underlying equity	$ 2.34	$ 0.69
Exercise price		$ 0.65
Expected volatility (standard deviation)		100.00%
Annual risk-free rate		3.04%
Expected term (time to expiration years)		9 years 10 months 24 days
Number of periods		514
Period interval		0.019
Period risk-free rate		0.058%
Number of simulations		500,000